Transactions With Affiliates (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Advisory Fee	$ 80,000	$ 91,000	$ 160,000	$ 185,000	$ 393,000	$ 461,000